(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share
The net income available for common shareholders and earnings per common share are presented in the table below:

	Year Ended December 31,
	2025 $	2024 $	2023 $
Net income	351,186	403,667	519,890

Weighted-average number of common shares - basic (1)	34,604,637	34,406,223	34,159,818
Dilutive effect of stock-based awards	170,821	299,249	408,342
Weighted average number of common shares - diluted	34,775,458	34,705,472	34,568,160
Earnings per common share:
- Basic	10.15	11.73	15.22
- Diluted	10.10	11.63	15.04
(1) Includes unissued Class A common shares related to non-forfeitable stock-based compensation.